Financial assets and financial liabilities - Financial liabilities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 405,286	R$ 654,471
Current	218,675	342,350
Non-current	186,611	312,121
Amortized cost Category | Trade payables
Disclosure of financial liabilities [line items]
Financial liabilities	41,706	32,240
Amortized cost Category | Short term loans and financing
Disclosure of financial liabilities [line items]
Financial liabilities	0	151,757
Amortized cost Category | Lease liabilities Member
Disclosure of financial liabilities [line items]
Financial liabilities	161,532	149,353
Amortized cost Category | Accounts payable from acquisition of subsidiaries
Disclosure of financial liabilities [line items]
Financial liabilities	149,765	274,861
At FVPL | Share-based compensation
Disclosure of financial liabilities [line items]
Financial liabilities	R$ 52,283	R$ 46,260